AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2017

SECURITIES ACT FILE NO. 333-211614

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 664-7037

(Registrant’s Telephone Number)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, MA 02111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective immediately pursuant to Rule 462(d) under the Securities Act of 1933, as amended. This amendment to the registration statement on Form N-14 of the Registrant, filed with the Commission on May 25, 2016 (File No. 333-211614), is being filed solely to add exhibits to the registration statement.

There have been no changes to the proxy statement/prospectus or Statement of Additional Information as filed with the Commission on June 29, 2016 (File No. 333-211614) pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

Under the terms of Registrant’s Amended and Restated Declaration of Trust, Article VIII, Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by Registrant under the Investment Company Act of 1940.

Item 16.	Exhibits

(1)	Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on From N-1A filed with the Commission on April 25, 2014.

(2)	Amended and Restated By-Laws of State Street Institutional Investment Trust (the “Trust”) are incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(5)	Articles III and V of the Registrant’s Amended and Restated Declaration of Trust dated April 14, 2014, as amended to date, define the rights of holders of securities being registered.

(6)	(i) Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(6)	(ii) Amended and Restated Schedule B dated February 16, 2016 to the Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(6)	(iii) Investment Sub-Advisory Agreement dated October 9, 2014 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	(iv) Investment Sub-Advisory Agreement dated January 20, 2015 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	(v) Form of Investment Advisory Agreement dated April 16, 2015 between SSGA Funds Management, Inc. and Skipjack Strategic Real Return Cayman Fund Ltd. is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(i) Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(7)	(ii) Amended Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(7)	(iii) Notice to the Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(iv) Notice to Distribution Agreement related to the State Street Green Bond Fund, State Street ESG Emerging Markets Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund and State Street Macro Absolute Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	(v) Notice to the Distribution Agreement related to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(7)	(vi) Notice to the Distribution Agreement related to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund, State Street 60 Day Money Market Fund, State Street 60 Day Money Market Portfolio, State Street Cash Reserves Fund, State Street Cash Reserves Portfolio, State Street Conservative Income Fund, State Street Conservative Income Portfolio, State Street Institutional Liquid Assets Fund, State Street Institutional Liquid Assets Portfolio, State Street Current Yield Fund, State Street Current Yield Portfolio, State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(8)	Not applicable.

(9)	(i) Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(9)	(ii) Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(9)	(iii) Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(9)	(iv) Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(9)	(v) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(9)	(vi) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street International Developed Equity Index Fund is Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(9)	(vii) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Hedged International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(9)	(viii) Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio and State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(10)	(i) Amended and Restated Rule 12b-1 Plan is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(10)	(ii) Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	(iii) Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	(iv) Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(12)	Opinions of Counsel regarding certain tax matters are filed herewith.

(13)	(i) Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(13)	(ii) Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(iii) Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(13)	(iv) Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(v) Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(vi) Notice to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(13)	(vii) Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(13)	(viii) Notice to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to State Street Global Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(ix) Administration Agreement dated June 1, 2015 between SSGA Funds Management, Inc., SSGA Funds, State Street Institutional Investment Trust and State Street Master Funds is filed is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(x) Amended Schedule A dated February 16, 2016 to the Administration Agreement dated June 1, 2015 between SSGA Funds Management, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund is filed is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(xi) Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(13)	(xii) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(13)	(xiii) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(13)	(xiv) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xv) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xvi) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(13)	(xvii) Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(13)	(xviii) Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(13)	(xix) Plan of Liquidation and Termination relating to the State Street Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(13)	(xx) Joint Code of Ethics governing the Registrant is incorporated herein by reference to Post-Effective Amendment No. 216 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(13)	(xxi) Code of Ethics of CBRE Clarion Securities LLC is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(14)	Consent of Ernst & Young LLP is filed electronically herewith.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Registration Statement and all amendments hereto is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(i) Prospectus of SSGA Money Market Fund, SSGA Prime Money Market Fund, SSGA U.S. Government Money Market Fund, and SSGA U.S. Treasury Money Market Fund, dated December 18, 2015, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(ii) Supplement dated May 23, 2016 to Prospectuses, Summary Prospectuses and Statement of Additional Information of SSGA Money Market Fund and SSGA Prime Money Market Fund dated December 18, 2015, as supplemented, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(iii) Supplement dated May 23, 2016 to Prospectuses, Summary Prospectuses and Statement of Additional Information of SSGA U.S. Government Money Market Fund and SSGA U.S. Treasury Money Market Fund dated December 18, 2015, as supplemented, is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(iv) Statement of Additional Information of SSGA Funds dated December 18, 2015 is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(v) Unaudited Financial Statements of the Semiannual Report of SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund for the fiscal period ended February 29, 2016 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(vi) Unaudited Financial Statements of the Semiannual Report of SSGA Money Market Fund and SSGA U.S. Government Money Market Fund for the fiscal period ended February 29, 2016 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(vii) Audited Financial Statements of the Annual Report of SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund for the fiscal year ended August 31, 2015 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

(17)	(viii) Audited Financial Statements of the Annual Report of SSGA Money Market Fund and SSGA U.S. Government Money Market Fund for the fiscal year ended August 31, 2015 are incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-14 filed with the Commission on May 25, 2016.

Item 17. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and The Commonwealth of Massachusetts on the 14th day of February, 2017.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Name:	Ellen M. Needham
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of February, 2017.

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Patrick J. Riley*	/s/ Bruce D. Taber*
Patrick J. Riley	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ Douglas T. Williams*
Bruce S. Rosenberg, Treasurer and Principal Financial Officer	Douglas T. Williams, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

/s/ Andrew DeLorme
*By: Andrew DeLorme Attorney-in-Fact Pursuant to Powers of Attorney